Note 6. Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017
Details
Income tax benefit at federal effective tax	$ 9,260	$ 4,457
Effect of tax rate change on deferred tax assets	11,860	11,888
Net deferred tax Change in valuation allowance	(21,120)	(16,345)
Net benefit	$ 0	$ 0